INVENTORIES AND SUPPLIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
INVENTORIES AND SUPPLIES [abstract]
Materials and supplies	¥ 4,954		¥ 6,278
Oil in tanks	1,499		1,540
Less: Provision for inventory obsolescence	(601)		(464)
Total inventories and supplies	¥ 5,852	$ 851	¥ 7,354